MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2022
Material accounting policy information [Abstract]
Material Accounting Policy Information	Material Accounting Policy Information
a) Statement of Compliance
These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard 34 Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”). These interim financial statements should be read in conjunction with Barrick’s most recently issued Annual Report, which includes information necessary or useful to understanding the Company’s business and financial statement presentation. In particular, the Company’s significant accounting policies were presented in Note 2 of the Annual Consolidated Financial Statements for the year ended December 31, 2021 ("2021 Annual Financial Statements"), and have been consistently applied in the preparation of these interim financial statements, except as otherwise noted in Note 2b. These condensed interim consolidated financial statements were authorized for issuance by the Board of Directors on August 5, 2022.

b)  New Accounting Standards Issued But Not Yet Effective
Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted. These standards are not expected to have a material impact on Barrick in the current or future reporting periods.